UNAUDITED CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Nov. 30, 2025	Jun. 30, 2025	Nov. 30, 2024	Jun. 30, 2024
Expenses
Total operating expenses					$ (5,247,514)		$ (950,631)
Other income
Net loss					$ (5,260,632)		$ (1,020,057)
Oregon Energy LLC
Expenses
Exploration and evaluation expenses	$ 37,007	$ 6,572	$ 86,575	$ 48,365		$ 201,932		$ 734,803
General and administration costs	8,211	8,971	16,348	17,640		35,408		38,969
Total operating expenses	(45,218)	(15,543)	(102,923)	(66,005)		(237,340)		(773,772)
Other income
Other income	27,775		117,869			83,557
Net loss	$ (17,443)	$ (15,543)	$ 14,946	$ (66,005)		$ (153,783)		$ (773,772)